FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The following table present liabilities balances measured at fair value on a recurring basis as of December 31, 2016

	Fair value measurements
	Level 1	Level 2	Level 3
Liabilities:
Debentures and Warrants	-	-	$3,675

Total Financial liabilities	-	-	$3,675

The following table summarizes the changes in the Company’s liabilities measured at fair value (Level 3), during the year ended December 31, 2016:

Total fair value as of January 1, 2016	$-
Issuance of Debentures and Warrants related to November 2016 placement	5,519
Conversion of Debentures related to the November 2016 placement	(19)
Gain from revaluation of Debentures and Warrants related to November 2016 placement	(1,825)
Total fair value as of December 31, 2016	$3,675